Leases - Future minimum lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
2024	$ 28,298
2025	26,291
2026	25,294
2027	23,960
2028	22,385
2029 and thereafter	53,521
Total undiscounted remaining minimum lease payments	179,749
Less: imputed interest	(53,358)
Total discounted remaining minimum lease payments	126,391	$ 130,308
Finance Leases
2024	26,820
2025	27,371
2026	27,709
2027	28,273
2028	27,722
2029 and thereafter	150,895
Total undiscounted remaining minimum lease payments	288,790
Less: imputed interest	(119,401)
Total discounted remaining minimum lease payments	169,389	$ 175,751
Financial Obligations
2024	29,518
2025	30,273
2026	31,086
2027	28,953
2028	29,772
2029 and thereafter	239,477
Total undiscounted remaining minimum lease payments	389,079
Less: imputed interest	(174,407)
Financial obligation	$ 214,672